GOODWILL AND INTANGIBLE ASSET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill	Changes in goodwill is as follows:
	June 30,	December 31,
	2020	2019
Beginning of year	$-	$-
Acquired goodwill	-	61,000
Impairment	-	(61,000)
Total goodwill	$-	$-
Changes in goodwill during the year ending December 31, 2019 and 2018 was as follows:
	2019	2018
Beginning of year	$-	$-
Acquired goodwill	61,000	-
Impairment	(61,000)	-
Total goodwill	$-	$-

Intangible asset

Intangible asset consisted of the following:

	June 30, 2020	December 31, 2019
Trademark (HighDrate)	$81,750	$81,750
Less: Accumulated Amortization	(8,175)	(4,087)
Total Intangible Asset	$73,575	$77,663
Intangible asset consisted of the following at December 31:
	2019	2018
Trademark (HighDrate)	$81,750	$-
Less: Accumulated Amortization	(4,087)	-
Total Intangible Asset	$77,663	$-

Estimated future amortization expense

Estimated future amortization expense related to the intangible asset is as follows:

Fiscal year ending:
December 31, 2020 (remaining six months)	$4,087
December 31, 2021	8,175
December 31, 2022	8,175
December 31, 2023	8,175
December 31, 2024	8,175
Thereafter	36,788
$73,575

Estimated future amortization expense, related to intangible asset as of December 31, 2019 is as follows:

Fiscal year ending:
December 31, 2020 (remaining six months)	$8,175
December 31, 2021	8,175
December 31, 2022	8,175
December 31, 2023	8,175
December 31, 2024	8,175
Thereafter	36,788
$77,663